REVENUE AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

2 REVENUE AND SEGMENT INFORMATION

The Group is organised into business units based on geographical areas and has three reportable segments:

-	North America
-	Europe, Middle East, Africa and Latin America (EMEA and LatAm)
-	Asia Pacific (APAC)

No operating segments have been aggregated to form the above reportable operating segments.

The Group’s Commercial Operations Board, which consists of the Group’s CEO, CFO and other members of the senior leadership, is the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM uses a measure of Adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net intangible amortisation and impairment of brands, licences, and patents, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others.  The CODM does not review IFRS operating profit or total assets and liabilities on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and Adjusted operating profit by geographical segment is included below:

	Six months ended 30 June
	2023	2022
Revenue by segment	£m	£m

North America	2,046	1,873
EMEA and LatAm	2,323	2,069
APAC	1,369	1,246
Group revenue	5,738	5,188

	Six months ended 30 June
	2023	2022
	£m	£m
Group operating profit	1,141	900
Reconciling items between Group operating profit and Group Adjusted operating profit[1]	130	291
Total	1,271	1,191

	Six months ended 30 June
	2023	2022
	£m	£m
North America	471	454
EMEA and LatAm	542	467
APAC	318	300
Corporate and other unallocated	(60)	(30)
Total	1,271	1,191
1.	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £23m (2022: £40m): Amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.
b)	Restructuring costs of £30m (2022: £20m): Expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.
c)	Transaction-related costs of £7m (2022: £nil): Costs related to acquisition of a manufacturing site.
d)	Separation and admission costs of £60m (2022: £229m): Costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.
e)	Disposals and others of £10m (2022: £2m): Gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

The primary products sold by each of the reportable segments consist of Oral Health, Vitamins, Minerals and Supplements, Pain Relief, Respiratory Health, Digestive Health and Other products and the product portfolio is consistent across the reportable segments. Analysis of revenue by product category is included below:

	Six months ended 30 June
	2023	2022
Revenue by product category	£m	£m

Oral Health	1,589	1,438
Vitamins, Minerals and Supplements	816	816
Pain Relief	1,405	1,248
Respiratory Health	839	683
Digestive Health and Other	1,089	1,003
Group revenue	5,738	5,188